Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [abstract]
Net loss	$ (47,807)	$ (50,608)	$ (154,350)	$ (131,643)
Weighted average number of ordinary shares outstanding	82,256,847	78,372,680	81,516,563	77,374,388
Net loss per share, basic (in USD per share)	$ (0.58)	$ (0.65)	$ (1.89)	$ (1.70)
Net loss per share, diluted (in dollars per share)	$ (0.58)	$ (0.65)	$ (1.89)	$ (1.70)